Parent Company Activity, Summary of Condensed Statements of Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income [Abstract]
Loss on the sale of investment securities	$ (8,993)	$ (1,670)
Dividend income	24,864	24,419
Expenses [Abstract]
Income tax benefit	1,724,528	1,751,114
Net income	3,061,110	3,443,569
Net income available to common stockholders	2,877,687	3,260,146
Parent Company [Member]
Income [Abstract]
Equity in undistributed income of subsidiary	1,896,563	2,457,219
Dividends from subsidiary	1,190,000	1,020,000
Loss on the sale of investment securities	(8,993)	(1,670)
Interest income	12	9
Dividend income	24,864	24,419
Total income	3,102,446	3,499,977
Expenses [Abstract]
Other expense	54,450	72,835
Income before income taxes	3,047,996	3,427,142
Income tax benefit	(13,114)	(16,427)
Net income	3,061,110	3,443,569
Preferred stock dividends	(183,423)	(183,423)
Net income available to common stockholders	$ 2,877,687	$ 3,260,146